Investment Objectives and Goals - Tuttle Capital Space Industry Income Blast ETF	Mar. 11, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital Space Industry Income Blast ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objective of the Tuttle Capital Space Industry Income Blast ETF (the “Fund”) is to seek current income.